united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23658

Forum CRE Income Fund

(Exact name of registrant as specified in charter)

240 Saint Paul Street, Suite 400 Denver, CO	80206
(Address of principal executive offices)	(Zip code)

Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400 Denver, CO 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-501-8860

Date of fiscal year end:      12/31

Date of reporting period:      6/30/21

Item 1. Reports to Stockholders.

Forum CRE Income Fund

Class I

FCREIF

Semi-Annual Report

June 30, 2021

Investor Information: 1-303-501-8860

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Forum CRE Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

IMPORTANT INVESTMENT CONSIDERATIONS

Investing in the Fund involves risks, including the risk that an investor may receive little or no return on his, her or its investment or that an investor may lose part or all of such investment. Therefore, investors should consider carefully the following principal risks before investing in the Fund. There is no assurance that the Fund will achieve its performance or investment objectives or achieve any targeted rate of return or return of capital or any target distribution yield. Shareholders may lose some or all of their invested capital, and prospective investors should not purchase the Fund’ shares unless they can readily bear the consequence of such loss. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and credit risk tend to have the greatest exposure to liquidity risk.

As a non-diversified investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. The Fund’s investments in real estate debt are expected to be secured by real estate assets. The Fund’s concentration in the real estate sector may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this sector to a greater extent than if its portfolio also included investments in other sectors. Further, there is no limit regarding the amount of Fund assets that may be invested in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. Commercial real estate debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial property are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The Fund expects to invest a portion of its assets in pools or tranches of commercial mortgage-backed securities (CMBS)*. In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity.

____________

*       A security backed by commercial and multifamily mortgages rather than residential real estate.

FORUM CRE INCOME FUND Schedule of Investments (Unaudited) June 30, 2021
Shares		Fair Value
	PREFERRED STOCKS — 3.2%
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
11,000	Armada Hoffler Properties, Inc.	$294,360
22,874	Brookfield Property REIT, Inc.(a)	577,111
12,500	Hersha Hospitality Trust – Series E	294,375
		1,165,846
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
327	Brookfield Property Partners, L.P.	8,600
	SPECIALTY FINANCE — 0.9%
18,000	Annaly Capital Management, Inc. – Series F	469,620

	TOTAL PREFERRED STOCKS (Cost $1,461,535)	1,644,066
	PRIVATE INVESTMENT FUNDS — 9.2%
24	CRIMSON PE BS, LLC(f),(g)	621,000
94	CRIMSON PE LB, LLC(f),(g)	2,561,500
60	CRIMSON PE SH, LLC(f),(g)	1,578,750
		4,761,250

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,450,000)	4,761,250
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 69.9%
	AGENCY CMBS — 2.4%
1,040,000	Freddie Mac Multifamily Structured Credit Risk(c),(d)	SOFR30A + 7.750%	7.7680	01/25/51	$1,244,563
	NON AGENCY CMBS — 67.5%
186,000	BBCMS 2019-BWAY Mortgage Trust(c),(d)	US0001M + 2.850%	2.9230	11/15/34	174,321
1,900,000	Beneria Cowen & Pritzer Collateral Funding 2021-330N(c),(d)	US0001M + 4.634%	4.7340	06/15/38	1,893,023
2,000,000	BX Commercial Mortgage Trust 2021-VINO(c),(d)	US0001M + 3.952%	4.0250	05/15/38	2,033,205
2,000,000	BX Trust 2021-SOAR(c),(d)	US0001M + 3.750%	3.8500	06/15/38	2,012,102
1,500,000	CSMC 2020-TMIC(c),(d)	US0001M + 6.750%	7.0000	12/15/35	1,542,585
4,970,071	CSMC 2021-WEHO(c),(h)		4.0420	04/15/23	4,982,248
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(c),(h)		5.0990	01/10/34	5,800,000
2,100,000	Extended Stay America Trust Series 2021-ESH E(c),(d)	US0001M + 2.850%	2.9250	07/15/38	2,113,182
2,900,000	Extended Stay America Trust Series 2021-ESH F(c),(d)	US0001M + 3.700%	3.7750	07/15/38	2,919,314
5,000,000	Great Wolf Trust 2019-WOLF(c),(d),(h)	US0001M + 3.131%	3.2040	12/15/36	4,920,567
1,000,000	GS Mortgage Securities Trust 2012-GC6 Series 2012-GC6 C(c)		5.8600	01/10/45	997,524
2,000,000	MBRT 2019-MBR(c),(d)	US0001M + 4.000%	4.0730	11/15/36	1,996,835
300,000	MKT 2020-525M Mortgage Trust(c)		3.0390	02/12/40	275,904
2,000,000	MRCD 2019-PARK MARK Mortgage Trust(c)		4.2500	12/15/36	1,941,518
1,400,000	RBS Commercial Funding Inc 2013-SMV Trust(c)		3.7040	03/11/31	1,338,758
					34,941,086
	TOTAL ASSET BACKED SECURITIES (Cost $35,595,847)				36,185,649

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Schedule of Investments (Unaudited) (continued) June 30, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
	CMBS — 11.8%
3,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(c),(d)	US0001M + 5.500%	5.5890	10/15/49	$3,000,000
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 CE(c),(d)	US0001M + 8.750%	8.8410	10/15/49	1,426,112
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01 CE(c),(d)	US0001M + 7.500%	7.5890	03/25/50	1,659,956
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,797,879)				6,086,068
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 29.8%
	MONEY MARKET FUNDS — 29.8%
15,416,187	UMB Money Market Fiduciary, Institutional Class, 0.01% (Cost $15,416,187)(e)	15,416,187

	TOTAL INVESTMENTS — 123.9% (Cost $62,721,448)	$64,093,220
	LIABILITIES IN EXCESS OF OTHER ASSETS — (23.9)%	(12,390,201)
	NET ASSETS — 100.0%	$51,703,019
Principal Amount ($)		Interest (%)	Maturity	Fair Value
	REPURCHASE AGREEMENTS — (17.7)%
(2,925,000)	RBC Reverse Repo CSMC 7/29/2021	1.8270	07/29/21	$(2,925,000)
(3,376,000)	Lucid Reverse Repo DBCCR FRN 10JAN34 7/15/2021	1.3770	07/15/21	(3,376,000)
(2,845,000)	RBC Reverse Repo GWT FRN 15DEC36 8/12/2021	1.8180	08/12/2021	(2,845,000)
	TOTAL REPURCHASE AGREEMENTS — (17.7)% (Proceeds $9,146,000)			$(9,146,000)

Portfolio Composition as of June 30, 2021 (Unaudited)

Types of Holdings	% of Net Assets
Asset Backed Securities	69.9%
Short-Term Investments	29.8%
Collateralized Mortgage Obligations	11.8%
Private Investment Funds	9.2%
Preferred Stocks	3.2%
Liabilities in Excess of Other Assets	(23.9)%
100.0%

CMBS — Commercial Mortgage-Backed Securities

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trust

SOFR30A      United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M     ICE LIBOR USD 1 Month

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Schedule of Investments (Unaudited) (continued) June 30, 2021

(a)      Non-income producing security.

(b)     Percentage rounds to less than 0.1%.

(c)      Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021 the total market value of 144A securities is $42,271,717 or 81.8% of net assets.

(d)     Variable rate security; the rate shown represents the rate on June 30, 2021.

(e)      Rate disclosed is the seven day effective yield as of June 30, 2021.

(f)      Fair Valued

(g)     Illiquid

(h)     This security has been pledged as collateral for securities sold under agreements to repurchase.

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Statement of Assets and Liabilities (Unaudited) June 30, 2021
Assets:
Investments in Securities at Market Value (cost $62,721,448)	$64,093,220
Interest Receivable	106,124
Receivable for Investment Securities Sold	1,930,000
Prepaid Expenses and Other Assets	88,446
Total Assets	66,217,790

Liabilities:
Repurchase agreements (proceeds $9,146,000)	9,146,000
Interest Payable	18,504
Payable for Securities Purchased	5,043,750
Dividends Payable	214,282
Accrued Advisory Fees	19,120
Accrued Expenses and Other Liabilities	73,115
Total Liabilities	14,514,771

Net Assets	$51,703,019

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$51,265,478
Accumulated Earnings	437,541
Net Assets	$51,703,019

Net Asset Value Per Share
Class I Shares:
Net Assets	$51,703,019
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,126,241
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price per Share	$10.09

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Statement of Operations (Unaudited) For the Period Ended June 30, 2021*
Investment Income:
Dividend Income	$79,857
Interest Income	323,529
Total Investment Income	403,386

Expenses:
Investment Advisory Fees	148,877
Legal Fees	188,291
Interest Expense	27,278
Audit and Tax Fees	19,814
Trustees’ Fees	19,637
Offering Fees	17,723
Chief Compliance Officer Fees	16,700
Administration Fees	15,626
Transfer Agent Fees	11,064
Registration & Filing Fees	4,178
Chief Financial Office Fees	10,012
Miscellaneous Expenses	3,371
Custody Fees	2,507
Insurance Expense	2,005
Printing Expenes	1,253
Total Expenses	488,336
Less: Expenses Waived by Adviser	(148,877)
Expenses Reimbursed by Adviser	(121,433)
Net Expenses	218,026
Net Investment Income	185,360

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from:
Investments	599,324
Net Change in Unrealized Appreciation on:
Investments	(39,060)
Net Realized and Unrealized Gain on Investments	560,264

Net Increase in Net Assets Resulting From Operations	$745,624

____________

*       Fund commenced operations April 16, 2021.

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Statement of Changes in Net Assets
For the Period Ended June 30, 2021*
(Unaudited)
Operations:
Net Investment Income	$185,360
Net Realized Gain from Investments	599,324
Net Change in Unrealized Appreciation on Investments	(39,060)
Net Increase in Net Assets Resulting From Operations	745,624

Distributions to Shareholders From:
Total Distributions Paid:
Class I	(308,083)
Total Distributions to Shareholders	(308,083)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued(a)	51,164,737
Dividends Reinvested	741
Net Increase from Beneficial Interest Transactions	51,165,478

Total Increase in Net Assets	51,603,019

Net Assets:
Beginning of Period(b)	100,000
End of Period	51,703,019

Share Activity
Class I:
Shares Sold	5,116,167
Shares Reinvested	74
Net Increase in Shares of Beneficial Interest Outstanding	5,116,241

____________

*       The Fund commenced operations April 16, 2021.

(a)    Includes $50,139,737 of paid-in-capital received from in-kind subscription effective as of the close of business on April 30, 2021. The total value received of $50,139,737 from this non-taxable event represented $36,617,522 in securities cost, $1,410,832 in net unrealized appreciation, and $12,111,383 in other assets in exchange for 5,013,974 shares of Class I.

(b)    The Investment Adviser made an initial Class I share purchase of 10,000 shares for $100,000 at a $10.00 net asset value on April 16, 2021.

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Financial Highlights Class I

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Period Ended June 30, 2021(e)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

From Operations:
Net Investment Income(a)	0.04
Net Realized and Unrealized Gain on Investments	0.11
Total From Operations	0.15

Less Distributions:
Net Investment Income	(0.06)
Total Distributions	(0.06)

Net Asset Value, End of Period	$10.09

Total Return(b)	9.01	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$51,703
Including interest expenses:
Ratio of gross expenses to average net assets	5.44	%(c)
Ratio of net expenses to average net assets	2.57	%(c)
Excluding interest expenses:
Ratio of gross expenses to average net assets	4.33	%(c)
Ratio of net expenses to average net assets	2.25	%(c)
Ratio of net investment income to average net assets	2.19	%(c)
Portfolio turnover rate	31	%(d)

____________

(a)    Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)     Annualized.

(d)    Not annualized.

(e)    Fund commenced operations April 16, 2021.

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Statement of Cash Flows For the Period Ended June 30, 2021*
Cash Flows From Operating Activities:
Net Increase in Net Assets Resulting from Operations	$745,624

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:

Purchases of Long-Term Portfolio Investments	(14,308,636)
Proceeds from Sale of Long-Term Portfolio Investments	4,226,809
Purchases from Short-Term Portfolio Investments, Net	(15,416,188)
Increase in Interest Receivable	(106,124)
Increase in Receivable for Investment Securities Sold	(1,930,000)
Increase in Prepaid Expenses and Other Assets	(88,446)
Increase in Payable for Securities Purchased	5,043,750
Increase in Payable for Interest Payable	18,504
Increase in Accrued Advisory Fees	19,120
Increase in Dividends Payable	214,282
Increase in Accrued Expenses and Other Liabilities	73,115
Net Amortization on Investments	(6,587)
Net Realized Gain on Investments	(599,324)
Change in Unrealized Appreciation on Investments	39,060

Net Cash Used in Operating Activities	(22,075,041)

Cash Flows From Financing Activities:
Proceeds from Sale of Shares(a)	13,136,383
Dividends Paid to Shareholders, Net of Reinvestments	(307,342)
Proceeds from Repurchase Agreements	26,472,000
Sales from Repurchase Agreements	(17,326,000)
Net Cash Used for Financing Activities	21,975,041

Net Decrease in Cash	(100,000)
Cash at Beginning of Period	100,000
Cash at End of Period	$—

____________

(a)    Excludes non-cash portion of the in-kind subscriptions that occurred after closed of business on April 30, 2021 of $38,028,354.

See accompanying notes which are an integral part of these financial statements.

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) June 30, 2021

1. Organization

Forum CRE Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 5, 2021 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The primary investment objective of the Fund is to seek to maximize current income with a focus on capital preservation. The Fund’s secondary objective is long-term capital appreciation. The Fund currently has one class of shares, Class I, which commenced operations on April 16, 2021. Simultaneous with the Fund beginning to accept offers to purchase shares, Forum Integrated Income Fund I, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. Forum Capital Advisers LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Janus Capital Management LLC (“Janus”), an investment adviser registered under the Advisers Act, serves as the Investment Consultant to the Fund.

Effective as of the close of business on April 30, 2021, all the assets, subject to liabilities of the Predecessor Fund were transferred to the Fund in exchange for Class I shares of 5,013,974. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund and have the same portfolio management team. The net asset value of the Class I shares resulting from these tax-free transactions on the close of business April 30, 2021, after the reorganization, was $10.00 and received in-kind subscriptions of Securities valued at $50,139,737 exchange for 5,013,974 Class I shares. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

2. SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined. Each security type has a primary and secondary pricing source. If neither the primary nor any secondary pricing source can provide a price or logic to determine a price, the Valuation Committee will provide a fair value price for the security.

Fair Valuation Process — The fair value committee is composed of one or more representatives from each of the (i) Offices of the Fund, (ii) adviser, and (iii) investment consultant representative. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source),

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021
2. SUMMARY OF Significant Accounting Policies – (Continued)

(ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 — Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021
2. SUMMARY OF Significant Accounting Policies – (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,644,066	$—	$—	$1,644,066
Private Investment Funds	—	—	4,761,250	4,761,250
Asset Backed Securities	—	36,185,649	—	$36,185,649
Collateralized Mortgage Obligations	—	6,086,068	—	6,086,068
Short-Term Investments	15,416,187	—	—	$15,416,187
Total	$17,060,253	$42,271,717	$4,761,250	$64,093,220
Liabilities	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$9,146,000	$—	$9,146,000
Total	$—	$9,146,000	$—	$9,146,000

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Investments	Total
Beginning Balance	$—	$—
Net realized gain (loss)	—	—
Change in unrealized appreciation	311,250	311,250
Assets transferred	4,450,000	4,450,000
Proceeds from sales and principal paydowns	—	—
Ending balance	$4,761,250	$4,761,250

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2021 is $311,250.

Repurchase Agreements — The Fund may enter into repurchase agreements for investment purposes. The type of repurchase agreement held by the fund at June 30, 2021, involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. At the time the Fund enters into a repurchase agreement, the Fund segregates cash, cash equivalents, or other liquid assets, including equity securities and debt securities, at least equal in value to the repurchase price. In the event the buyer of securities under a repurchase agreement files for bankruptcy or

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021
2. SUMMARY OF Significant Accounting Policies – (Continued)

becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Repurchase agreements outstanding as of June 30, 2021 were as follows:

	Repurchase Agreements
	Remaining Contractual Maturity of the Agreements
Counter party	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total	Rate
Lucid
Asset backed securities	$—	$3,376,000	$—	$—	$3,376,000	1.38%
RBC
Asset backed securities	—	2,925,000	—	—	2,925,000	1.83%
Asset backed securities	—	—	2,845,000	—	2,845,000	1.82%
Total repurchase agreements	$—	$6,301,000	$2,845,000	$—	$9,146,000

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Federal Income Taxes — The Fund intends to elect to be taxed as a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. The failure of the Fund to qualify as a REIT under the Code for U.S. federal income tax purposes would subject the Fund to U.S. federal income tax and applicable state and local taxes, which would reduce the amount of cash available for distribution to shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund accounts for interest and penalties for any uncertain tax positions as a component of income tax expense. No interest or penalty expense was recorded during the period ended June 30, 2021.

Distributions to Shareholders — Distributions from investment income and capital gains, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Board’s decision to declare distributions will be influenced by its obligation to ensure that the Fund maintains its federal tax status as a REIT.

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021
2. SUMMARY OF Significant Accounting Policies – (Continued)

The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification — The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Organizational and Offering Costs — Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter are amortized over a 12-month period using the straight-line method. As of June 30, 2021, the Fund had incurred $208,485 in organizational costs. As of June 30, 2021, all costs incurred by the Fund in connection with its offering have been accrued by the Fund. Such organizational expenses reimbursed by the Adviser are subject to recoupment as described in Note 3.

3. INVESTMENT Advisory AGREEMENT and TRANSACTIONS WITH Related PartIES AND OTHER SERVICE PROVIDERS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 1.50% of its average monthly Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Janus acts as the Fund’s Investment Consultant and will assist the Adviser in identifying and evaluating potential investments for the Fund. Any additional investment consultant chosen by the Investment Adviser will be paid by the Adviser based only on the portion of Fund assets allocated to any such investment consultant by the Adviser. Shareholders do not pay any investment consultant fees.

The Adviser and the Fund have entered into the Expense Limitation Agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to waive its fees and to defer reimbursement for the ordinary operating expenses of the Fund (including all expenses necessary or appropriate for the operation of the Fund and including the Adviser’s investment advisory or management fee detailed in the Investment Management Agreement, any other expenses described in the Investment Management Agreement, but does not include any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that such expenses exceed 2.25% per annum of the Fund’s average monthly net assets attributable to Class I shares. For the period ended June 30, 2021 the Adviser earned advisory fees of $148,877.

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021
3. INVESTMENT Advisory AGREEMENT and TRANSACTIONS WITH Related PartIES AND OTHER SERVICE PROVIDERS – (Continued)

In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date on which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. For the period ended June 30, 2021, the Adviser waived advisory fees of $148,877 and reimbursed the fund $121,433, which may be recouped through December 31, 2024.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain administrative, accounting and transfer agency services to the Fund pursuant to a Master Services Agreement between the Fund and Ultimus (the “Master Services Agreement”) For its services, the Fund pays Ultimus a fee and separate fixed fees to make certain filings. The Fund also reimburses Ultimus for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

Foreside Financial Services, LLC (”Placement Agent”) — Foreside acts as Placement Agent to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Private Placement Agent Agreement (the “Private Placement Agent Agreement”) between the Fund and the Placement Agent. The Placement Agent may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund.

A Trustee and certain officers of the Fund are affiliated with the Adviser.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer in the amount of $35,000 payable quarterly. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

4. Investment Transactions

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2021 amounted to $14,308,636 and $4,226,809, respectively.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,721,448 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,526,451
Unrealized depreciation	(154,679)
Net unrealized appreciation	$1,371,772

FORUM CRE INCOME FUND Notes to Financial Statements (Unaudited) (Continued) June 30, 2021

6. MARKET RISK AND CORONAVIRUS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of the U.S., many other nations and the entire global economy, as well as individual mortgage note borrowers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in the U.S., certain other countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

7. CAPITAL STOCK

The Fund is a “tender offer fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable net asset value per share (“NAV”), reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share. There is no guarantee that a shareholder will be able to sell all of the shares that the investor desires to sell in the Repurchase Offer. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). During the period ended June 30, 2021, the Fund did not have any Repurchase Offers.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through August 28, 2021, which is the date of these financial statements, and determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below:

Foreside Financial Services, LLC (the “Placement Agent”) is a subsidiary of Foreside Financial Group, LLC (“FFG”). On June 30, 2021, Genstar Capital signed a definitive agreement to acquire a majority interest in FFG (the “Transaction”). Subject to any required regulatory approvals, the Transaction is expected to close during the third quarter of 2021.

FORUM CRE INCOME FUND Approval of Investment Management and Investment Consultant Agreement (Unaudited) June 30, 2021

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, reviewed and approved the Investment Management Agreement (the “Management Agreement”) between Forum Capital Advisors, LLC (the “Adviser”) and Forum CRE Income Fund, a Delaware statutory trust and registered closed-end fund under the Investment Company Act of 1940, as amended (the “Fund”). The Board also reviewed and approved the Investment Consultant Agreement (“Consultant Agreement”) between the Adviser and Janus Capital Management LLC (the “Investment Consultant”). The approvals took place at meeting held on April 26, 2021 at which all of the Independent Trustees and the Interested Trustee were present in person.

Prior to the meeting, the Board requested from, and received and reviewed a substantial amount of information provided by the Adviser and the Investment Consultant (the “Support Materials”). The Support Materials included, among other things, information regarding: (1) the Adviser’s and Investment Consultant’s organizational structures, management, personnel and proposed services to the Fund; (2) the fees to be paid by the Fund to the Adviser for services rendered under the Management Agreement, and the fees to be paid by the Adviser to the Investment Consultant; (3) the Adviser’s and Investment Consultant’s projected profitability on services to be rendered to the Fund and related economies of scale; (4) the financial stability of the Adviser and the Investment Consultant; and (5) the Adviser’s and the Investment Consultant’s compliance programs, including their Codes of Ethics.

In considering the Management Agreement and the Consultant Agreement and reaching its conclusion to approve the Management Agreement and the Consultant Agreement, the Board reviewed and analyzed the factors as set forth below. The Trustees did not identify any particular factor or information that was most relevant to their consideration to approve the Management Agreement or the Consultant Agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services to be Provided.    The Trustees considered the scope of services to be provided under the Investment Management Agreement between the Fund and Forum, which include but are not limited to the following: (1) investing the Fund’s assets consistent with the its respective investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Forum on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) performing certain compliance services on behalf of the Fund; (7) engaging in marketing activities; and (8) selecting and overseeing the services provided by an investment consultant on behalf of the Fund. After a thorough discussion and consideration, the Trustees concluded that Forum has adequate resources to provide satisfactory investment management services to the Fund.

Investment Performance.    The Trustees considered Forum’s performance for accounts managed in the styles that will be used to manage the Fund, including the Forum Integrated Income Fund. The Trustees noted the experience of the proposed portfolio manager and of each member of the Investment Committee. It was the consensus of the Trustees that it was reasonable to conclude that Forum has the ability to manage the Fund successfully from a performance standpoint.

FORUM CRE INCOME FUND Approval of Investment Management and Investment Consultant Agreement (Unaudited) (Continued) June 30, 2021

Cost of Advisory Services and Profitability.    The Trustees consider the proposed annual management fee to be paid by the Fund to the Adviser and Forum’s profitability analysis for services to be rendered to the Fund. The Trustees noted that the management fees of 1.00% charged by Forum to the Forum Integrated Income Fund with similar investment objectives and investment strategies to those of the Fund compared to the proposed management fees of 1.50% for the Fund and considered the differences in services to be provided by Forum to the Fund. The Trustees further considered Forum’s pro forma profitability statement, which reflected initial profitability of approximately 21% for the services it will provide to the Fund and further considered the reasonableness of the Adviser’s projected profitability with respect to the Fund. Finally, the Trustees took into consideration Forum’s plan to employ an investment consultant, and that pursuant to the proposed Investment Consultant Agreement, the Adviser would pay to the investment consultant a fee of 0.75% on the first $500,000,000 of investment consultant assets, 0.60% on investment consultant assets between $500,000,001 and $1,000,000,000, and 0.50% on investment consultant assets above $1,000,000,001 for services rendered pursuant to such agreement.

The Trustees considered the peer group comparison of management fees provided by Forum of similar tender offer and interval funds, which encompassed a range of 1.50% to 2.50%. The Trustees noted that the proposed management fee for the Fund of 1.50% was at the low end of this range. The Trustees also noted that Forum had proposed to contractually agree to waive its management fee or reimburse the Fund’s operating expenses in order to ensure that total annual fund operating expenses (excluding (i) interest, (ii) taxes, (iii) portfolio transaction expenses, (iv) acquired fund fees and expenses; (v) dividend expenses on short sales; and (vi) extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 2.50% and 2.25% with respect to Class W and Class I Shares, respectively, of the Fund’s average monthly net assets.

The Trustees considered other potential benefits that Forum may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that Forum does not plan to utilize soft dollar arrangements in connection with the execution of portfolio transactions. After considering the above information, the Trustees concluded that the proposed management fee represents reasonable compensation in light of the nature and quality of the services that Forum proposes to provide to the Fund, the fees paid by competitive funds, and the anticipated level of profitability of Forum in providing services to the Fund in the first two years of operations.

Economies of Scale.    The Trustees then considered whether the Fund would benefit from any economies of scale, noting that the proposed management fee for the Fund does not contain breakpoints. The Trustees considered the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of advisory service required to be provided to the Fund. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

PRIVACY NOTICE

The Forum CRE Income Fund (the “Fund”, “we”. “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Forum CRE Income Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Forum CRE Income Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•        Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•      Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

The Forum CRE Income Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•        Your name, address, and social security number;

•        Proprietary information regarding your beneficiaries;

•        Information regarding your earned wages and other sources of income;

•        The composition and value of your managed portfolio;

•        Historical information we receive and maintain relating to transactions made on your behalf by the Forum CRE Income Fund, your custodian, or others;

•        Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Forum CRE Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Forum CRE Income Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Forum CRE Income Fund at (303) 501-8804.

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2021 will be available on or about August 31, 2021 without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N- PORT. These filings will be available upon request by calling 1-303-501-8860. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the net asset value per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati Ohio 45246.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

INVESTMENT ADVISER

Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio

LEGAL COUNSEL

Alston & Bird LLP

1201 West Peachtree Street

Atlanta, Georgia 30309

AUDITORS

CohnReznick LLP

200 S. Wacker Drive, Suite 2600

Chicago, IL 60606

CUSTODIAN

UMB Bank, n.a.

1010 Grand Boulevard

Kansas City, Missouri

PLACEMENT AGENT

Foreside Financial Services, LLC

Three Canal Plaza

Suite 100

Portland, Maine

TRUSTEES

Michael Bell

Jody Foster

David Gerstenhaber

OFFICERS

Darren Fisk, Chairman

Marc Swerdlow, President

Derek Mullins, Treasurer

Amanda Teeple, Vice President

Tom Merrill, Assistant Treasurer

Cory Gossard, CCO

Elisabeth Dahl, Secretary

FORUM-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum CRE Income Fund

By (Signature and Title)

/s/ Marc Swerdlow

Marc Swerdlow, Principal Executive Officer/President

Date    9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Marc Swerdlow

Marc Swerdlow, Principal Executive Officer/President

Date    9/3/21

By (Signature and Title)

/s/ Derek Mullins

Derek Mullins, Principal Financial Officer/Treasurer

Date    9/3/21